Goodwill and Intangible Assets - Narrative (Details) - USD ($) $ in Thousands		3 Months Ended
	Nov. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Acquired Indefinite-lived Intangible Assets [Line Items]
Amortization of intangible assets		$ 580	$ 47
Helijet rights
Acquired Indefinite-lived Intangible Assets [Line Items]
Consideration transferred	$ 12,000
Initial term of agreement	5 years
Automatic renewal term	2 years
Helijet rights
Acquired Indefinite-lived Intangible Assets [Line Items]
Finite-lived intangible assets acquired	$ 12,000
Transaction costs	$ 357
Estimated Useful Life	5 years	5 years